Income tax	12 Months Ended
Dec. 31, 2023
Disclosure Of Income Tax [Abstract]
Income tax	Income tax
An analysis of the Group’s Income tax expense for periods presented is set out below:

	2023	2022	2021
	(in € millions)
Current tax expense
Current year	61	82	37
Changes in estimates in respect to prior year	(9)	13	2
	52	95	39
Deferred tax (benefit)/expense
Temporary differences	(115)	(158)	5
Change in recognition of deferred tax	92	124	241
Change in tax rates	(1)	—	(1)
Changes in estimates in respect to prior years	(1)	(1)	(1)
	(25)	(35)	244
Income tax expense	27	60	283
For the years ended December 31, 2023, 2022, and 2021, the Group recorded an income tax expense/(benefit) of €13 million, €26 million, and €(268) million, respectively, in other comprehensive income/(loss) related to components of other comprehensive income/(loss).
In 2023, the Group recognized current income tax expense of €1 million related to reversals of uncertain tax positions and has cumulatively recorded liabilities of €8 million for uncertain tax positions at December 31, 2023, none of which are reasonably expected to be resolved within 12 months. Interest and penalties included in income tax expense were not material in any of the periods presented.
A reconciliation between the Income tax expense for the year, and the theoretical tax expense that would arise when applying the statutory tax rate in Luxembourg of 24.94% to the consolidated loss before tax for each of the years ended December 31, 2023, 2022, and 2021 is shown in the table below:

	2023	2022	2021
	(in € millions)
(Loss)/income before tax	(505)	(370)	249
Tax using the Luxembourg tax rate	(126)	(93)	62
Effect of tax rates in foreign jurisdictions	1	(11)	1
Permanent differences	69	23	(35)
Change in unrecognized deferred taxes	92	124	239
Adjustments in respect of previous years	(10)	12	1
Foreign withholding taxes	2	2	12
Other	(1)	3	3
Income tax expense	27	60	283
The Group will be subject to tax in future periods as a result of foreign exchange movements between USD, EUR, and SEK, primarily related to its investment in TME.
The major components of deferred tax assets and liabilities are comprised of the following:

	2023	2022
	(in € millions)
Intangible assets	(52)	(50)
Share-based compensation	14	18
Tax losses carried forward	97	93
Property and equipment	32	19
Unrealized gains	(117)	(130)
Lease right-of-use asset	(69)	(99)
Lease liability	105	137
Accrued expenses and other liabilities	1	14
Other	9	1
Net deferred tax assets	20	3
Note: prior period balances have changed to conform with current year classification.
A reconciliation of net deferred tax is shown in the table below:

	2023	2022	2021
	(in € millions)
At January 1	3	13	15
Movement recognized in consolidated statement of operations	25	36	(240)
Movement recognized in consolidated statement of changes in equity and other comprehensive income	(8)	(32)	239
Movement due to acquisition	—	(14)	(1)
At December 31	20	3	13
Deferred tax assets and deferred tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Reconciliation to consolidated statement of financial position	2023	2022
	(in € millions)
Deferred tax assets	28	8
Deferred tax liabilities	8	5
Deferred tax assets have not been recognized in respect of the following items, because it is not probable that future taxable profit will be available against which entities within the Group can realize the benefits.

	2023	2022
	(in € millions)
Intangible assets	66	32
Share-based compensation	106	3
Tax losses carried forward	294	329
Tax credits carried forward	102	80
Capitalized research & development costs	187	106
Lease liability	28	12
Other	13	36
Total	796	598
Note: prior period balances have changed to conform with current year classification.
At December 31, 2023, no deferred tax liability had been recognized on investments in subsidiaries because the Company has concluded it has the ability and intention to control the timing of any distribution from its subsidiaries. There are no distributions planned in the foreseeable future. It is not practicable to calculate the unrecognized deferred tax liability on investments in subsidiaries.
Tax losses and credit carry-forwards as at December 31, 2023 were expected to expire as follows:

Expected expiry	2024 - 2033	2034 and onwards	Unlimited	Total
	(in € millions)
Tax loss carry-forwards	117	339	1,574	2,030
Research and development credit carry-forward	—	102	—	102
The Group has significant net operating loss carry-forwards in Luxembourg of €90 million, as well as foreign jurisdictions including the United States of €318 million (€44 million federal and €274 million state and local), Sweden of €1,483 million, India of €117 million and other foreign jurisdictions of €22 million. In certain jurisdictions, if the Group is unable to earn sufficient income or profits to utilize such carry-forwards before they expire, they will no longer be available to offset future income or profits.
In the United States, of the €44 million federal net operating loss carryforwards, €13 million are subject to an annual limitation as defined by Section 382 of the Internal Revenue Code (“Section 382”). The remaining balance is related to net operating losses generated after January 1, 2018 which can be carried forward indefinitely but are subject to an 80% taxable income limitation upon utilization. In addition, utilization of these net operating loss carry-forwards may be subject to further annual limitation if there is an ownership change within the meaning of Section 382. Such an ownership change may limit the amount of net operating loss carry-forwards that can be utilized to offset future taxable income.
In Sweden, our net operating losses can be carried forward indefinitely. Utilization of these net operating loss carry-forwards may be subject to a substantial annual limitation if there is an ownership change within the meaning of Chapter 40, paragraphs 10-14, of the Swedish Income Tax Act (the “Swedish Income Tax Act”).
The Group’s most significant tax jurisdictions are Sweden and the U.S. (both at the federal level and in various state jurisdictions). In the U.S., tax years beginning in or after 2013 and 2014 remain open to tax authority examinations at the state and federal level, respectively. In Sweden, tax years beginning in or after 2018 remain open to adjustment. U.S. tax loss and tax credit carry-forwards generated in periods prior to 2014 remain open to adjustment through the end of the statute of limitations related to the year the carryforward is used to offset taxable income. Certain of the Group’s subsidiaries are currently under examination by national, and in the case of the U.S. national and state level, tax authorities for tax years from 2013-2021. These examinations may lead to adjustments to the Group’s taxes.
The Group has initiated and is in negotiations for an Advance Pricing Agreement (“APA”) between Sweden and the United States governments for the tax years including 2014 through 2020 covering various transfer pricing matters. The resolution of tax examinations and the APA may be significant to the consolidated financial statements.
The Group is in scope of the OECD Pillar Two model rules (“the P2 Model Rules” or “P2 Rules”). To come into force, the P2 Model Rules must be enacted into local tax legislation by each country. The P2 Rules have been enacted (or substantively enacted) in certain jurisdictions in which the Group operates, including Luxembourg and Sweden. The legislation will be effective for the Group’s financial year beginning January 1, 2024. The rules will impose a minimum 15% effective tax rate, based on the P2 Rules, applicable in each jurisdiction in which the Group operates.
The assessment of the potential exposure to Pillar Two income taxes is in process, based on the most recently available financial information including relevant tax filings for members of the Group.
Based on our work to date, we have identified uncertainties, specifically with respect to the most material jurisdictions in which Spotify operates. These uncertainties include, but are not limited to, changes in the Pillar Two guidelines and legislation as well as 2024 financial performance of our Group companies. The Group expects that transitional safe harbor relief should apply in the majority of the other subsidiary jurisdictions based on an analysis of prior year results, however, such calculations must be updated in 2024 to validate the application of the safe harbor rules.
Material Pillar Two impacts to our tax expense remain possible. There are significant complexities inherent in applying the legislation and performing the Pillar Two calculations, therefore the quantitative impact of the P2 Model Rules is not reasonably estimable at this time. In addition, quantitative information to indicate potential exposure to Pillar Two income taxes is not currently known or reasonably estimable. The Group continues to progress on the assessment and expects to complete the assessment in the 2024 financial year.
In May 2023, the IASB amended IAS 12 Income Taxes to include a mandatory temporary exception from recognizing or disclosing deferred taxes relating to the Pillar Two legislation. The Group has applied this mandatory exception which did not have a material impact to the consolidated financial statements.